Consolidated statement of financial position (Parenthetical) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Class A common stock
Statement of Financial Position [Line Items]
Common stock, shares issued (in shares)	34,110,338	34,033,575
Common stock, shares outstanding (in shares)	31,101,689	28,477,704
Class B common stock
Statement of Financial Position [Line Items]
Common stock, shares issued (in shares)	10,938,125	10,938,125
Common stock, shares outstanding (in shares)	10,938,125	10,938,125
Common stock, no par value (in dollars per share)	$ 0	$ 0